Use of accounting assumptions, estimates and judgements (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Dec. 31, 2024
Use of accounting assumptions, estimates and judgements
Proceeds from loans and borrowings		$ 3,000
Issuance of convertible bonds | Convertible Bond
Use of accounting assumptions, estimates and judgements
Proceeds from loans and borrowings	$ 150,000